Schedule of Reconciliation of liabilities from financing activities (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 6,500
Ending balance	43,159	$ 6,500
Loan From Shareholder [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	337,566
Interest paid	(11,465)
Repayment of principal portion of lease liabilities
Additions	737,951	337,566
Repayment	(1,043,240)
Accretion of interest	11,465	1,444
Other	(32,277)	(1,444)
Ending balance		337,566
Lease Liabilities Current [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,500	19,151
Interest paid	(2,651)	(1,706)
Repayment of principal portion of lease liabilities	(24,308)	(54,060)
Additions	39,651
Repayment
Accretion of interest	2,651	1,706
Other	(1,490)	41,409
Ending balance	20,353	6,500
Lease Liabilities Non Current [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		41,409
Interest paid
Repayment of principal portion of lease liabilities
Additions	22,806
Repayment
Accretion of interest
Other		(41,409)
Ending balance	22,806
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	344,066	60,560
Interest paid	(14,116)	(1,706)
Repayment of principal portion of lease liabilities	(24,308)	(54,060)
Additions	800,408	337,566
Repayment	(1,043,240)
Accretion of interest	14,116	3,150
Other	(33,767)	(1,444)
Ending balance	$ 43,159	$ 344,066